Financial Instruments - Summary of Financial Liabilities Instalments Payable When Contractually Due (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	$ 1,085.8	$ 1,003.5
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,085.8
Long-term debt (including interest)	1,979.5
Lease liabilities (including interest)	288.8
Derivative financial instruments	5.2
Other financial liabilities	224.7
Total	3,584.0
Less than 1 year [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,085.8
Long-term debt (including interest)	80.0
Lease liabilities (including interest)	40.1
Derivative financial instruments	3.5
Other financial liabilities	179.4
Total	1,388.8
1-3 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	162.2
Lease liabilities (including interest)	73.4
Derivative financial instruments	1.7
Other financial liabilities	20.8
Total	258.1
4-5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	162.0
Lease liabilities (including interest)	51.4
Total	213.4
More than 5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	1,575.3
Lease liabilities (including interest)	123.9
Other financial liabilities	24.5
Total	$ 1,723.7